Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DAVIS VARIABLE ACCOUNT FUND INC
Entity Central Index Key	0001084060
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000009559 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Real Estate Portfolio
Trading Symbol	QDRPAX
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about the Davis Real Estate Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “period”).
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Real Estate Portfolio	$97	1.00%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the period. The Fund delivered a total return of -5.71%, versus a 3.47% return for the Wilshire Index. The Fund invests, under normal conditions, at least 80% of its net assets in securities issued by companies principally engaged in the real estate industry.
Market Overview
  Wilshire Index
    Strongest performing industries - Health Care REITs (+29%), Real Estate Management & Development (+22%), and Industrial REITs (+17%)
    Weakest performing industries - Office REITs (-12%), Residential REITs (-7%), and Specialized REITs (-7%)
Detractors from Performance
  Health Care REITs - significantly underperformed the Index industry (-12% vs +29%) and underweight (average weighting 11% vs 14%)
    Alexandria Real Estate Equities (-47%) - largest individual detractor
  Significantly overweight in Office REITs (average weighting 17% vs 3%), the weakest performing industry of the Index
    Hudson Pacific Properties (-49%), Douglas Emmett (-38%), and Cousins Properties (-12%)
  No exposure to Real Estate Management & Development, a stronger performing industry of the Index
  Overweight in Residential REITs - (average weighting 19% vs 13%)
    AvalonBay Communities (-15%) and American Homes 4 Rent (-11%)
  Individual holdings
    Equinix (-17%), Sunstone Hotel Investors (-21%), Digital Realty Trust (-10%), and Public Storage (-10%)
Contributors to Performance
  Underweight in Specialized REITs - (average weighting 22% vs 35%)
    American Tower (-1%) - benefited from timely sales in second half of period when performance lagged
  Office REITs - outperformed the Index industry (-10% vs -12%)
    Great Portland Estates (+22%) and Highwoods Properties (+6%)
    Highwoods Properties - no longer a Fund holding
  Overweight in Industrial REITs - (average weighting 14% vs 11%)
    Prologis (+25%), EastGroup Properties (+15%), and Rexford Industrial Realty (+5%)
  Individual holdings
    Ventas (+35%), Simon Property Group (+13%), NETSTREIT (+27%), and Welltower (+7%)
    Ventas - largest individual contributor
    NETSTREIT - new purchase during the period
    Welltower - no longer a Fund holding

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the Wilshire U.S. Real Estate Securities Index over 10 fiscal years for an investment made on December 31, 2015.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/25	1 Year	5 Years	10 Years
Davis Real Estate Portfolio	(5.71)%	2.61%	4.04%
S&P 500 Index	17.88%	14.42%	14.81%
Wilshire U.S. Real Estate Securities Index	3.47%	7.04%	5.74%

Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Net Assets	$ 7,000,000.0
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 11,000.0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 12/31/25 (in millions)	$7.0
Total number of portfolio holdings as of 12/31/25	39
Portfolio turnover rate for the period	16%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$11.0

Holdings [Text Block]	Top Industries as of 12/31/25 Net Assets
Specialized REITs	19.82%
Residential REITs	19.04%
Office REITs	17.84%
Industrial REITs	14.75%
Retail REITs	11.99%